ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - a	Jun. 30, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Area of land	63,753	63,753